Note 17 - Financial Instruments - Valuation of Financial Instruments (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets measured at fair value on a recurring basis	$ 394	$ 300
Liabilities measured at fair value on a recurring basis	3,335	3,563
Fair Value, Inputs, Level 1 [Member]
Assets measured at fair value on a recurring basis
Liabilities measured at fair value on a recurring basis
Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value on a recurring basis	394	300
Liabilities measured at fair value on a recurring basis	3	341
Fair Value, Inputs, Level 3 [Member]
Assets measured at fair value on a recurring basis
Liabilities measured at fair value on a recurring basis	$ 3,332	$ 3,222